STOCKHOLDERS’ DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of warrants
Schedule of warrants
	Number of Warrants	Weighted Average Exercise
Balance outstanding, December 31, 2020	23,805,027
Warrants expired or forfeited	(8,004,708)	-
Balance outstanding and exercisable, December 31, 2021	15,800,319	$0.00475
Warrants exercised or forfeited	(15,800,319)
Warrants granted during the year ended December 31, 2022	279,655,690	$0.00788	(a)
Balance outstanding and exercisable, December 31, 2022	279,655,690
Warrants exercised or forfeited	-
Warrants granted during the three months ended March 31, 2023	55,785,127
Balance outstanding and exercisable, March 31, 2023	335,440,817

(a)	The strike price is subject to adjustment based on the market price of the Company’s stock price.

	Number of Warrants	Weighted Average Exercise
Balance outstanding, December 31, 2020	23,805,027
Warrants expired or forfeited	(8,004,708)	-
Balance outstanding and exercisable, December 31, 2021	15,800,319	$0.00475
Warrants exercised or forfeited	(15,800,319)
Warrants granted during the year ended December 31, 202	279,655,690	$0.00788	(a)
Balance outstanding and exercisable, December 31, 2022	279,655,690

(a)	The strike price is subject to adjustment based on the market price of the Company’s stock price